Consolidated Statements of Cash Flows (Unaudited) (Huale Group Co.Limited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss from operations before taxation	$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Adjustments for:
Depreciation of plant and equipment	70,245		71,736
Depreciation of right-of-use assets	50,651		43,653
Interest expense	8,749		5,620
Operating cash flows before changes in working capital	(157,178)	(83,588)	(163,646)	(89,455)
Cash flows from operating activities
Increase in accounts and other receivables	(38,807)	(36,852)	(137,063)
Increase in inventory	(70,536)		(94,425)
Increase in prepayments and other current assets	(10,665)	6,000	(84,717)	(542)
Increase in payables and other current liabilities	31,819	(19,082)	455,217	33,338
Net cash used in operating activities	(245,367)	(133,522)	(24,634)	(56,659)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired			27,764
Purchase of plant and equipment	(6,177)		(4,200)
Net cash used in investing activities	(6,177)		23,564
Cash flows from financing activities
Changes in related party balances, net	443,915	85,721	(16,097)	194,536
Net cash provided by financing activities	443,915	85,721	(16,097)	194,536
Net increase (decrease) of cash and cash equivalents	192,371	(47,801)	(17,167)	137,877
Effect of foreign currency translation on cash and cash equivalents	4,973	999		(584)
Cash and cash equivalents-beginning	120,126	137,293	137,293
Cash and cash equivalents-end	317,470	90,491	120,126	137,293
Supplementary cash flow information:
Interest received	36	168	323	213
Interest paid	(8,749)
Huale Group Co. Limited [Member]
Loss from operations before taxation	(245,480)	(28,265)
Adjustments for:
Depreciation of plant and equipment	70,245
Depreciation of right-of-use assets	50,651
Interest expense	8,749
Operating cash flows before changes in working capital	(115,835)	(28,265)
Cash flows from operating activities
Increase in accounts and other receivables	(38,807)	(36,852)
Increase in inventory	(70,536)
Increase in prepayments and other current assets	(10,665)
Increase in payables and other current liabilities	31,820	(1,582)
Net cash used in operating activities	(204,023)	(66,699)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired
Purchase of plant and equipment	(6,177)
Net cash used in investing activities	(6,177)
Cash flows from financing activities
Changes in related party balances, net	413,492	18,898
Net cash provided by financing activities	413,492	18,898
Net increase (decrease) of cash and cash equivalents	203,292	(47,801)
Effect of foreign currency translation on cash and cash equivalents	(5,948)	999
Cash and cash equivalents-beginning	120,126	137,293	137,293
Cash and cash equivalents-end	317,470	90,491	$ 120,126	$ 137,293
Supplementary cash flow information:
Interest received	36	168
Interest paid	$ (8,749)